UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08797 and 811-09049

Name of Fund:  BlackRock Small Cap Growth Fund II of BlackRock Series, Inc.

 and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 05/31/2016

Date of reporting period: 08/31/2015

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2015 (Unaudited)	BlackRock Small Cap Growth Fund II
(Percentages shown are based on Net Assets)

Mutual Fund	Value
BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC	$203,401,694
Total Investments (Cost — $193,514,429) — 100.1%	203,401,694
Liabilities in Excess of Other Assets — (0.1)%	(274,456)

Net Assets — 100.0%	$203,127,238

Notes to Schedule of Investments

BlackRock Small Cap Growth Fund II (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Small Cap Growth Portfolio (the “Master Portfolio”) of BlackRock Master LLC, which has the same investment objective and strategies as the Fund. As of August 31, 2015, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $203,401,694 and 100%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of August 31, 2015

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotation in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of August 31, 2015, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended August 31, 2015, there were no transfers between levels.

BLACKROCK SERIES, INC.	AUGUST 31, 2015	1

Schedule of Investments August 31, 2015 (Unaudited)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.6%
DigitalGlobe, Inc. (a)	2,331	$53,753
Ducommun, Inc. (a)	8,468	200,014
HEICO Corp., Class A	3,731	162,933
Vectrus, Inc. (a)	33,671	836,724

		1,253,424
Airlines — 1.5%
JetBlue Airways Corp. (a)	137,137	3,060,898
Auto Components — 2.8%
American Axle & Manufacturing Holdings, Inc. (a)	15,867	320,513
Lear Corp.	802	82,438
Modine Manufacturing Co. (a)	3,007	26,702
Tenneco, Inc. (a)	48,523	2,283,007
Tower International, Inc. (a)	119,219	2,914,905

		5,627,565
Banks — 2.0%
Central Pacific Financial Corp.	20,855	432,533
Fidelity Southern Corp.	26,488	511,086
First Midwest Bancorp, Inc.	5,920	104,429
Heritage Financial Corp.	2,999	53,142
Northrim BanCorp, Inc.	462	12,557
Seacoast Banking Corp. (a)	13,942	216,938
Sierra Bancorp	2,197	37,349
South State Corp.	3,924	294,889
Umpqua Holdings Corp.	83,310	1,392,110
Western Alliance Bancorp (a)	4,248	129,649
Wintrust Financial Corp.	15,305	780,555

		3,965,237
Biotechnology — 12.4%
ACADIA Pharmaceuticals, Inc. (a)	12,873	471,538
Achillion Pharmaceuticals, Inc. (a)	5,000	36,950
Acorda Therapeutics, Inc. (a)	15,384	491,826
Adamas Pharmaceuticals, Inc. (a)	7,425	148,946
Aduro Biotech, Inc. (a)	10,183	197,143
Alder Biopharmaceuticals, Inc. (a)	10,159	393,661
Alexion Pharmaceuticals, Inc. (a)	1,079	185,793
Amicus Therapeutics, Inc. (a)	18,909	271,911
Anacor Pharmaceuticals, Inc. (a)	10,912	1,423,034
Ardelyx, Inc. (a)	13,954	264,847
ARIAD Pharmaceuticals, Inc. (a)	54,210	511,742
Array BioPharma, Inc. (a)	26,890	158,651
BIND Therapeutics, Inc. (a)(b)	23,650	110,919
BioSpecifics Technologies Corp. (a)	5,117	254,110
Blueprint Medicines Corp. (a)	5,102	139,591
Cara Therapeutics, Inc. (a)	13,277	251,732
Catalyst Pharmaceuticals, Inc. (a)	56,223	204,089
Celldex Therapeutics, Inc. (a)	23,736	352,242
Cepheid, Inc. (a)	19,956	972,655
Cerulean Pharma, Inc. (a)	34,682	139,768
Chiasma, Inc. (a)	7,944	206,226
Chimerix, Inc. (a)	6,924	338,861
China Biologic Products, Inc. (a)	1,735	164,547
Clovis Oncology, Inc. (a)	4,078	317,513
Concert Pharmaceuticals, Inc. (a)	4,425	68,942
Cytokinetics, Inc. (a)	34,492	238,685
Dyax Corp. (a)	41,602	957,678

Common Stocks	Shares	Value
Biotechnology (concluded)
Dynavax Technologies Corp. (a)	1,228	$34,826
Eagle Pharmaceuticals, Inc. (a)	4,478	351,747
Emergent BioSolutions, Inc. (a)	10,843	360,963
Enanta Pharmaceuticals, Inc. (a)	8,194	319,894
Enzon Pharmaceuticals, Inc.	127,123	125,852
EPIRUS Biopharmaceuticals, Inc. (a)	12,876	65,024
Exact Sciences Corp. (a)	13,890	307,108
Exelixis, Inc. (a)	15,676	93,272
FibroGen, Inc. (a)	19,164	469,518
Five Prime Therapeutics, Inc. (a)	15,082	287,614
Flexion Therapeutics, Inc. (a)	3,439	82,914
Genomic Health, Inc. (a)	11,421	314,306
Halozyme Therapeutics, Inc. (a)	34,249	597,988
Heron Therapeutics, Inc. (a)	1,542	59,305
Ignyta, Inc. (a)	16,494	225,638
Immune Design Corp. (a)	10,534	167,912
ImmunoGen, Inc. (a)	6,446	86,763
Infinity Pharmaceuticals, Inc. (a)	34,074	300,533
Insmed, Inc. (a)	6,619	161,768
Ironwood Pharmaceuticals, Inc. (a)	14,677	161,447
Isis Pharmaceuticals, Inc. (a)	3,528	177,035
Kindred Biosciences, Inc. (a)	18,689	110,639
Kite Pharma, Inc. (a)(b)	3,400	180,778
KYTHERA Biopharmaceuticals, Inc. (a)	3,633	271,458
Ligand Pharmaceuticals, Inc. (a)	6,227	572,510
Lion Biotechnologies, Inc. (a)	16,198	115,168
Loxo Oncology, Inc. (a)	5,542	111,394
MacroGenics, Inc. (a)	1,972	51,962
MannKind Corp. (a)(b)	11,094	42,046
Merrimack Pharmaceuticals, Inc. (a)	14,779	149,120
MiMedx Group, Inc. (a)	41,794	405,820
Momenta Pharmaceuticals, Inc. (a)	23,583	460,104
Myriad Genetics, Inc. (a)(b)	10,762	404,221
Neurocrine Biosciences, Inc. (a)	17,586	815,639
NewLink Genetics Corp. (a)	994	44,641
Novavax, Inc. (a)	71,481	769,850
OncoGenex Pharmaceuticals, Inc. (a)	27,985	81,436
Oncothyreon, Inc. (a)	38,137	129,666
Ophthotech Corp. (a)	4,880	214,866
OPKO Health, Inc. (a)	12,743	137,879
Orexigen Therapeutics, Inc. (a)	55,955	154,995
Osiris Therapeutics, Inc. (a)	13,793	248,274
PDL BioPharma, Inc.	37,544	212,124
Peregrine Pharmaceuticals, Inc. (a)	53,248	61,235
Pfenex, Inc. (a)	8,818	192,673
Portola Pharmaceuticals, Inc. (a)	6,606	311,539
Progenics Pharmaceuticals, Inc. (a)	14,676	107,575
Prothena Corp. PLC (a)	3,865	222,353
PTC Therapeutics, Inc. (a)	10,185	388,965
Puma Biotechnology, Inc. (a)	1,507	138,523
Radius Health, Inc. (a)	4,246	258,412
Raptor Pharmaceutical Corp. (a)	34,290	415,938
Repligen Corp. (a)	13,199	449,822
Retrophin, Inc. (a)	13,695	375,517
Rigel Pharmaceuticals, Inc. (a)	82,944	248,832
Sangamo BioSciences, Inc. (a)	25,647	193,891
Sarepta Therapeutics, Inc. (a)	4,604	164,363
Sorrento Therapeutics, Inc. (a)	2,305	29,227

Portfolio Abbreviations

ADR	American Depositary Receipts
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

2	BLACKROCK MASTER LLC	AUGUST 31, 2015

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology (concluded)
Stemline Therapeutics, Inc. (a)	3,410	$31,406
TESARO, Inc. (a)	1,977	101,776
Threshold Pharmaceuticals, Inc. (a)	11,581	48,640
Tonix Pharmaceuticals Holding Corp. (a)	8,120	58,545
Trevena, Inc. (a)	38,767	232,602
Ultragenyx Pharmaceutical, Inc. (a)	7,216	805,450
United Therapeutics Corp. (a)	991	149,264
Verastem, Inc. (a)	20,725	126,215
Vitae Pharmaceuticals, Inc. (a)	11,194	86,865
vTv Therapeutics, Inc., Class A (a)	9,148	79,771
Xencor, Inc. (a)	13,978	234,411
ZIOPHARM Oncology, Inc. (a)(b)	5,893	51,328

		25,274,755
Building Products — 1.1%
Apogee Enterprises, Inc.	7,936	413,862
Continental Building Products, Inc. (a)	87,543	1,749,985
Gibraltar Industries, Inc. (a)	1,492	24,454

		2,188,301
Capital Markets — 0.5%
Greenhill & Co., Inc.	13,457	472,475
Investment Technology Group, Inc.	13,920	228,566
Westwood Holdings Group, Inc.	6,734	373,804

		1,074,845
Chemicals — 0.4%
Advanced Emissions Solutions, Inc. (a)	25,707	238,047
Ferro Corp. (a)	3,452	42,460
Sensient Technologies Corp.	500	32,575
Trinseo SA (a)	19,256	561,120

		874,202
Commercial Services & Supplies — 1.5%
ARC Document Solutions, Inc. (a)	84,354	560,111
Interface, Inc.	38,531	933,991
Knoll, Inc.	57,493	1,375,233
Quad/Graphics, Inc.	10,511	151,779

		3,021,114
Communications Equipment — 1.0%
Black Box Corp.	2,495	38,423
Calix, Inc. (a)	78,220	626,542
Ixia (a)	2,565	39,681
Lumentum Holdings, Inc. (a)	26,876	530,532
ShoreTel, Inc. (a)	120,670	897,785

		2,132,963
Construction & Engineering — 0.2%
Comfort Systems U.S.A., Inc.	10,989	304,615
Construction Materials — 0.0%
U.S. Concrete, Inc.	1,167	60,427
Consumer Finance — 0.4%
Consumer Portfolio Services, Inc. (a)	17,485	100,189
Everi Holdings, Inc. (a)	121,096	626,066
The JG Wentworth Co., Class A (a)	22,764	122,698

		848,953
Containers & Packaging — 0.8%
Berry Plastics Group, Inc. (a)	27,778	822,229
Graphic Packaging Holding Co.	54,953	774,837

		1,597,066
Distributors — 1.1%
Core-Mark Holding Co., Inc.	37,138	2,232,365

Common Stocks	Shares	Value
Diversified Consumer Services — 0.6%
Ascent Capital Group, Inc., Class A (a)	4,321	$121,334
Collectors Universe, Inc.	19,531	364,644
K12, Inc. (a)	5,846	77,284
LifeLock, Inc. (a)(b)	59,171	499,995
Sotheby’s	720	25,351
Steiner Leisure Ltd. (a)	2,952	187,954

		1,276,562
Diversified Telecommunication Services — 1.5%
IDT Corp., Class B	9,203	143,751
Inteliquent, Inc.	125,840	2,305,389
Premiere Global Services, Inc. (a)	57,037	614,859

		3,063,999
Electrical Equipment — 0.0%
SL Industries, Inc. (a)	681	23,699
Electronic Equipment, Instruments & Components — 1.9%
Cognex Corp.	2,253	80,117
Electro Rent Corp.	8,941	95,311
Multi-Fineline Electronix, Inc. (a)	16,125	257,516
Newport Corp. (a)	76,156	1,165,187
OSI Systems, Inc. (a)	16,133	1,178,354
Planar Systems, Inc. (a)	17,519	96,355
RealD, Inc. (a)	82,614	777,398
Rogers Corp. (a)	4,617	256,982

		3,907,220
Energy Equipment & Services — 0.2%
C&J Energy Services Ltd. (a)	22,795	126,284
CHC Group Ltd. (a)	76,922	65,384
Pacific Drilling SA (a)	54,076	108,152
PHI, Inc. (a)	2,749	69,715

		369,535
Food & Staples Retailing — 1.3%
SUPERVALU, Inc. (a)	308,323	2,540,582
Food Products — 1.2%
Cal-Maine Foods, Inc.	1,180	62,682
Lancaster Colony Corp.	18,536	1,757,769
Pilgrim’s Pride Corp.	28,640	600,724
Seaboard Corp. (a)	31	102,927

		2,524,102
Health Care Equipment & Supplies — 6.5%
Align Technology, Inc. (a)	839	47,487
Anika Therapeutics, Inc. (a)	25,939	918,500
Cyberonics, Inc. (a)	5,986	391,125
ICU Medical, Inc. (a)	15,479	1,757,176
K2M Group Holdings, Inc. (a)	1,163	24,690
LeMaitre Vascular, Inc.	2,263	29,917
Masimo Corp. (a)	36,987	1,502,782
Merit Medical Systems, Inc. (a)	58,115	1,322,116
Natus Medical, Inc. (a)	4,238	172,402
NuVasive, Inc. (a)	30,358	1,600,474
NxStage Medical, Inc. (a)	1,054	18,308
OraSure Technologies, Inc. (a)	10,012	54,065
Orthofix International NV (a)	5,123	192,010
RTI Surgical, Inc. (a)	148,808	949,395
SeaSpine Holdings Corp. (a)	20,306	286,924
STERIS Corp.	34,975	2,240,149
SurModics, Inc. (a)	17,325	394,144
Symmetry Surgical, Inc. (a)	46,677	418,693
Synergetics U.S.A., Inc. (a)	8,034	34,145
Thoratec Corp. (a)	12,471	783,428
Zeltiq Aesthetics, Inc. (a)	1,940	62,604

		13,200,534

BLACKROCK MASTER LLC	AUGUST 31, 2015	3

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Providers & Services — 5.1%
Alliance HealthCare Services, Inc. (a)	7,018	$100,498
AMN Healthcare Services, Inc. (a)	90,283	3,033,509
BioTelemetry, Inc. (a)	13,011	185,927
Cross Country Healthcare, Inc. (a)	2,466	34,253
Five Star Quality Care, Inc. (a)	35,128	118,733
Health Net, Inc. (a)	577	36,963
LHC Group, Inc. (a)	1,801	77,983
Molina Healthcare, Inc. (a)	18,287	1,364,027
Surgical Care Affiliates, Inc. (a)	49,764	1,818,874
Team Health Holdings, Inc. (a)	61,665	3,622,202

		10,392,969
Health Care Technology — 0.5%
Omnicell, Inc. (a)	32,321	1,098,268
Hotels, Restaurants & Leisure — 4.7%
Boyd Gaming Corp. (a)	25,667	413,239
Brinker International, Inc.	24,167	1,283,993
The Cheesecake Factory, Inc.	1,735	94,158
Dave & Buster’s Entertainment, Inc. (a)	653	22,489
Del Frisco’s Restaurant Group, Inc. (a)	2,761	40,973
Eldorado Resorts, Inc. (a)	9,682	91,204
Intrawest Resorts Holdings, Inc. (a)	21,675	194,858
Isle of Capri Casinos, Inc. (a)	40,798	753,131
Jack in the Box, Inc.	51,961	4,062,311
La Quinta Holdings, Inc. (a)	25,243	475,831
Marriott Vacations Worldwide Corp.	16,051	1,139,782
Papa John’s International, Inc.	522	35,105
Red Robin Gourmet Burgers, Inc. (a)	1,000	78,790
SeaWorld Entertainment, Inc.	4,077	72,571
Shake Shack, Inc., Class A (a)(b)	1,104	55,134
Vail Resorts, Inc.	6,811	734,975

		9,548,544
Household Durables — 0.5%
Installed Building Products, Inc. (a)	3,492	93,306
TopBuild Corp. (a)	14,641	464,413
ZAGG, Inc. (a)	57,183	418,580

		976,299
Independent Power and Renewable Electricity Producers — 0.1%
Talen Energy Corp. (a)	5,949	84,773
Vivint Solar, Inc. (a)	2,928	36,424

		121,197
Insurance — 0.1%
Hallmark Financial Services, Inc. (a)	6,947	79,821
National General Holdings Corp.	11,111	203,665

		283,486
Internet & Catalog Retail — 1.1%
1-800-Flowers.com, Inc., Class A (a)	18,286	153,420
HSN, Inc.	22,100	1,343,901
Liberty TripAdvisor Holdings, Inc., Class A (a)	26,233	665,531
U.S. Auto Parts Network, Inc. (a)	20,136	43,292

		2,206,144
Internet Software & Services — 5.2%
Apigee Corp. (a)	19,602	127,805
Apigee Corp. (Acquired 4/13/15, cost $89,907) (a)(c)	4,065	25,179
Appfolio, Inc., Class A (a)	2,380	38,104
Bankrate, Inc. (a)	46,590	459,377
Carbonite, Inc. (a)	4,258	46,881
Constant Contact, Inc. (a)	55,144	1,365,365
Dealertrack Technologies, Inc. (a)	3,919	245,956
Envestnet, Inc. (a)	18,113	565,669
Five9, Inc. (a)	11,454	45,014

Common Stocks	Shares	Value
Internet Software & Services (concluded)
IntraLinks Holdings, Inc. (a)	28,433	$291,154
j2 Global, Inc.	1,941	135,055
Limelight Networks, Inc. (a)	88,230	209,105
LogMeIn, Inc. (a)	61,468	3,831,915
Monster Worldwide, Inc.	3,909	28,418
NIC, Inc.	88,179	1,661,292
QuinStreet, Inc. (a)	76,461	420,535
SciQuest, Inc. (a)	6,479	71,139
Spark Networks, Inc. (a)(b)	20,043	64,538
Support.com, Inc. (a)	61,378	77,950
Travelzoo, Inc. (a)	11,619	111,542
United Online, Inc. (a)	6,199	67,507
Web.com Group, Inc. (a)	2,104	45,299
Xactly Corp. (a)	1,830	12,462
XO Group, Inc. (a)	36,249	531,048

		10,478,309
IT Services — 1.7%
Euronet Worldwide, Inc. (a)	498	32,106
The Hackett Group, Inc.	5,267	74,212
Higher One Holdings, Inc. (a)	3,391	6,714
Lionbridge Technologies, Inc. (a)	54,666	291,370
Net 1 UEPS Technologies, Inc. (a)	40,802	840,113
Science Applications International Corp.	45,065	2,197,820

		3,442,335
Leisure Products — 1.4%
Brunswick Corp.	46,621	2,317,530
Nautilus, Inc. (a)	34,206	522,668

		2,840,198
Life Sciences Tools & Services — 2.1%
Cambrex Corp. (a)	33,246	1,589,491
Harvard Bioscience, Inc. (a)	37,642	164,496
INC Research Holdings, Inc., Class A (a)	32,412	1,329,216
PRA Health Sciences, Inc. (a)	32,100	1,207,923

		4,291,126
Machinery — 2.6%
Blount International, Inc. (a)	105,560	727,308
Briggs & Stratton Corp.	9,360	187,013
Global Brass & Copper Holdings, Inc.	71,059	1,395,599
The Greenbrier Cos., Inc. (b)	6,639	276,846
Hyster-Yale Materials Handling, Inc.	8,846	537,483
Luxfer Holdings PLC — ADR	92,760	1,215,156
Wabash National Corp. (a)	76,516	935,791

		5,275,196
Marine — 0.0%
Matson, Inc.	1,991	75,021
Media — 0.6%
Crown Media Holdings, Inc., Class A (a)	54,901	293,720
Gray Television, Inc. (a)	20,498	237,572
Time, Inc.	17,263	358,552
Tribune Publishing Co.	21,813	257,175

		1,147,019
Multiline Retail — 0.7%
Burlington Stores, Inc. (a)	25,319	1,344,186
Oil, Gas & Consumable Fuels — 0.1%
Enviva Partners LP	1,358	17,722
Evolution Petroleum Corp.	24,453	143,539
Gener8 Maritime, Inc. (a)	1,882	24,466
VAALCO Energy, Inc. (a)	33,238	59,164

		244,891

4	BLACKROCK MASTER LLC	AUGUST 31, 2015

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Paper & Forest Products — 0.8%
Boise Cascade Co. (a)	43,751	$1,419,720
Clearwater Paper Corp. (a)	2,075	116,325

		1,536,045
Personal Products — 0.0%
USANA Health Sciences, Inc. (a)	262	38,380
Pharmaceuticals — 3.5%
Dermira, Inc. (a)	1,232	31,662
Durata Therapeutics, Inc. — CVR (a)	1,930	309
Furiex Pharmaceuticals, Inc. — CVR (a)	1,957	19,570
Lannett Co., Inc. (a)	15,080	723,086
Neos Therapeutics, Inc. (a)	2,421	64,834
Paratek Pharmaceuticals, Inc.	571	14,835
Pernix Therapeutics Holdings, Inc. (a)	14,483	69,808
Phibro Animal Health Corp., Class A	3,034	107,100
Prestige Brands Holdings, Inc. (a)	55,412	2,577,766
Sagent Pharmaceuticals, Inc. (a)	25,554	510,569
SciClone Pharmaceuticals, Inc. (a)	132,447	1,041,033
Sucampo Pharmaceuticals, Inc., Class A (a)	69,245	1,859,921
TherapeuticsMD, Inc. (a)	22,939	140,616

		7,161,109
Professional Services — 3.3%
Insperity, Inc.	4,407	195,627
Kforce, Inc.	101,640	2,722,936
RPX Corp. (a)	231,313	3,185,180
TrueBlue, Inc. (a)	21,855	524,520
Volt Information Sciences, Inc. (a)	4,153	37,128

		6,665,391
Real Estate Investment Trusts (REITs) — 2.9%
Chatham Lodging Trust	8,142	186,859
DiamondRock Hospitality Co.	28,822	338,947
DuPont Fabros Technology, Inc.	51,646	1,380,498
FelCor Lodging Trust, Inc.	6,466	52,181
Hersha Hospitality Trust	20,058	490,218
InfraREIT, Inc.	11,497	323,985
LaSalle Hotel Properties	3,163	99,508
Lexington Realty Trust	48,125	388,369
RLJ Lodging Trust	95,594	2,632,659
Summit Hotel Properties, Inc.	6,719	81,501

		5,974,725
Real Estate Management & Development — 1.2%
Marcus & Millichap, Inc. (a)	54,530	2,315,344
RE/MAX Holdings, Inc., Class A	4,273	156,734

		2,472,078
Semiconductors & Semiconductor Equipment — 3.3%
Amkor Technology, Inc. (a)	29,026	156,740
Cascade Microtech, Inc. (a)	9,363	144,377
Cirrus Logic, Inc. (a)	32,201	971,182
Integrated Device Technology, Inc. (a)	116,611	2,214,443
Intermolecular, Inc. (a)	58,453	125,089
MaxLinear, Inc., Class A (a)	6,966	69,312
Microsemi Corp. (a)	4,679	148,605
Monolithic Power Systems, Inc.	5,912	284,308
NeoPhotonics Corp. (a)	10,805	78,228
Pericom Semiconductor Corp.	13,930	169,667
Sigma Designs, Inc. (a)	5,443	53,614
Tessera Technologies, Inc.	68,879	2,255,098

		6,670,663
Software — 7.3%
Aspen Technology, Inc. (a)	48,448	1,834,726
AVG Technologies NV (a)	59,284	1,371,239
Barracuda Networks, Inc. (a)	5,103	134,158

Common Stocks	Shares	Value
Software (concluded)
ePlus, Inc. (a)	6,597	$499,525
Exa Corp. (a)	13,614	149,618
FleetMatics Group PLC (a)	1,591	71,213
Gigamon, Inc. (a)	24,204	551,367
Imperva, Inc. (a)	1,891	112,666
Infoblox, Inc. (a)	44,966	865,146
Manhattan Associates, Inc. (a)	75,444	4,411,965
Mentor Graphics Corp.	9,997	258,322
Monotype Imaging Holdings, Inc.	13,656	289,234
Pegasystems, Inc.	8,839	216,644
Progress Software Corp. (a)	758	20,534
Qlik Technologies, Inc. (a)	45,458	1,721,040
RealPage, Inc. (a)	1,727	31,794
Synchronoss Technologies, Inc. (a)	1,108	44,752
Take-Two Interactive Software, Inc. (a)	1,504	43,812
Telenav, Inc. (a)	2,729	19,294
TiVo, Inc. (a)	110,722	1,007,570
Upland Software, Inc. (a)	36	283
Verint Systems, Inc. (a)	18,462	984,578
Zix Corp. (a)	33,488	146,677

		14,786,157
Specialty Retail — 2.7%
Aaron’s, Inc. (a)	41,378	1,557,882
American Eagle Outfitters, Inc.	32,202	548,078
Ascena Retail Group, Inc. (a)	7,184	86,711
Barnes & Noble Education, Inc. (a)	9,017	116,319
Barnes & Noble, Inc.	19,099	298,135
The Children’s Place, Inc.	6,266	375,459
Citi Trends, Inc.	5,617	148,345
Express, Inc. (a)	26,323	536,989
Haverty Furniture Cos., Inc.	9,098	210,255
New York & Co., Inc. (a)	21,065	55,401
Outerwall, Inc.	4,013	247,201
Rent-A-Center, Inc.	1,941	52,193
Select Comfort Corp. (a)	48,169	1,172,915
Stage Stores, Inc.	8,980	96,445
Tilly’s, Inc., Class A (a)	3,150	25,232

		5,527,560
Technology Hardware, Storage & Peripherals — 0.5%
Avid Technology, Inc. (a)	35,635	296,127
Dot Hill Systems Corp. (a)	14,074	136,096
Quantum Corp. (a)	514,906	602,440

		1,034,663
Textiles, Apparel & Luxury Goods — 3.4%
Columbia Sportswear Co.	336	20,620
Culp, Inc.	38,222	1,175,327
Deckers Outdoor Corp. (a)	25,902	1,667,830
Iconix Brand Group, Inc. (a)	43,673	606,618
Oxford Industries, Inc.	6,029	507,401
Skechers U.S.A., Inc., Class A (a)	18,625	2,621,283
Vince Holding Corp. (a)	32,608	299,341

		6,898,420
Thrifts & Mortgage Finance — 2.5%
Anchor BanCorp Wisconsin, Inc. (a)	2,881	117,862
Essent Group Ltd. (a)	18,239	488,623
EverBank Financial Corp.	164,246	3,248,786
HomeStreet, Inc. (a)	35,914	799,446
Meta Financial Group, Inc.	6,307	273,850
MGIC Investment Corp. (a)	15,289	161,452

		5,090,019
Tobacco — 0.9%
Vector Group Ltd.	80,299	1,913,525

BLACKROCK MASTER LLC	AUGUST 31, 2015	5

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Trading Companies & Distributors — 0.1%
Neff Corp., Class A (a)	9,938	$65,491
Willis Lease Finance Corp. (a)	3,171	53,114

		118,605
Wireless Telecommunication Services — 0.0%
Leap Wireless International, Inc. — CVR (a)	3,374	8,502
Total Common Stocks — 98.4%		200,083,993
Other Interests (d)	Beneficial Interest (000)	Value
Professional Services — 0.0%
The Dolan Co., Escrow (a)	$9	177
Total Other Interests — 0.0%		177

Preferred Stocks	Shares	Value
Household Durables — 0.1%
AliphCom:
Series 6 (Acquired 6/03/14, cost $249,993) (a)(c)	22,187	93,063
Series 8 (Acquired 8/31/15, cost $44,999) (a)(c)	8,235	44,999
Software — 0.7%
Illumio Inc., Series C (Acquired 3/10/15, cost $250,317) (a)(c)	77,790	250,005
MongoDB:
Series C (Acquired 12/19/13, cost $379,504) (a)(c)	15,128	286,978
Series D (Acquired 12/19/13, cost $118,056) (a)(c)	4,706	89,273
Series E (Acquired 12/19/13, cost $4,168) (a)(c)	166	3,149
Palantir Technologies, Inc., Series I (Acquired 2/06/14, cost $500,000) (a)(c)	81,566	871,941
Total Preferred Stocks — 0.8%		1,639,408

Warrants	Shares	Value
Pharmaceuticals — 0.0%
Alexza Pharmaceuticals, Inc. (Issued/Exercisable 5/06/11, 1 Share for 1 Warrant, Expires 5/06/16, Strike Price $17.70) (a)	222,516	—
Total Warrants — 0.0%		—
Total Long-Term Investments (Cost — $191,836,313) — 99.2%		201,723,578

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (e)(f)	3,138,006	3,138,006

	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.23% (e)(f)(g)	$1,224	1,224,205
Total Short-Term Securities (Cost — $4,362,211) — 2.1%		4,362,211
Total Investments (Cost — $196,198,524*) — 101.3%		206,085,789
Liabilities in Excess of Other Assets — (1.3)%		(2,684,095)

Net Assets — 100.0%		$203,401,694

Notes to Schedule of Investments

*	As of August 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$197,719,389

Gross unrealized appreciation	$25,313,383
Gross unrealized depreciation	(16,946,983)

Net unrealized appreciation	$8,366,400

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale, excluding 144A securities. As of report date, the Master Portfolio held 0.8% of its net assets, with a current value of $1,664,587 and an original cost of $1,636,944 in this security.

(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

6	BLACKROCK MASTER LLC	AUGUST 31, 2015

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio

(e)	During the period ended August 31, 2015, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at May 31, 2015	Net Activity	Shares/ Beneficial Interest Held at August 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,469,135	668,871	3,138,006	$531
BlackRock Liquidity Series, LLC, Money Market Series	$3,200,215	$(1,976,010)	$1,224,205	$37,129	[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities. The Master Portfolio may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of August 31, 2015

Financial Futures Contracts
Contracts Long	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
17	E-Mini Russell 2000 Futures	InterContinental Exchange	September 2015	$1,967,750	$26,705

Fair Value Hierarchy as of August 31, 2015

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$1,253,424	—	—	$1,253,424
Airlines	3,060,898	—	—	3,060,898
Auto Components	5,627,565	—	—	5,627,565
Banks	3,965,237	—	—	3,965,237
Biotechnology	25,274,755	—	—	25,274,755

BLACKROCK MASTER LLC	AUGUST 31, 2015	7

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio

	Level 1	Level 2	Level 3	Total
Building Products	$2,188,301	—	—	$2,188,301
Capital Markets	1,074,845	—	—	1,074,845
Chemicals	874,202	—	—	874,202
Commercial Services & Supplies	3,021,114	—	—	3,021,114
Communications Equipment	2,132,963	—	—	2,132,963
Construction & Engineering	304,615	—	—	304,615
Construction Materials	60,427	—	—	60,427
Consumer Finance	848,953	—	—	848,953
Containers & Packaging	1,597,066	—	—	1,597,066
Distributors	2,232,365	—	—	2,232,365
Diversified Consumer Services	1,276,562	—	—	1,276,562
Diversified Telecommunication Services	3,063,999	—	—	3,063,999
Electrical Equipment	23,699	—	—	23,699
Electronic Equipment, Instruments & Components	3,907,220	—	—	3,907,220
Energy Equipment & Services	369,535	—	—	369,535
Food & Staples Retailing	2,540,582	—	—	2,540,582
Food Products	2,524,102	—	—	2,524,102
Health Care Equipment & Supplies	13,200,534	—	—	13,200,534
Health Care Providers & Services	10,392,969	—	—	10,392,969
Health Care Technology	1,098,268	—	—	1,098,268
Hotels, Restaurants & Leisure	9,548,544	—	—	9,548,544
Household Durables	976,299	—	—	976,299
Independent Power and Renewable Electricity Producers	121,197	—	—	121,197
Insurance	283,486	—	—	283,486
Internet & Catalog Retail	2,206,144	—	—	2,206,144
Internet Software & Services	10,453,130	$25,179	—	10,478,309
IT Services	3,442,335	—	—	3,442,335
Leisure Products	2,840,198	—	—	2,840,198
Life Sciences Tools & Services	4,291,126	—	—	4,291,126
Machinery	5,275,196	—	—	5,275,196
Marine	75,021	—	—	75,021
Media	1,147,019	—	—	1,147,019
Multiline Retail	1,344,186	—	—	1,344,186
Oil, Gas & Consumable Fuels	244,891	—	—	244,891
Paper & Forest Products	1,536,045	—	—	1,536,045
Personal Products	38,380	—	—	38,380
Pharmaceuticals	7,141,230	—	$19,879	7,161,109
Professional Services	6,665,391	—	—	6,665,391
Real Estate Investment Trusts (REITs)	5,974,725	—	—	5,974,725
Real Estate Management & Development	2,472,078	—	—	2,472,078
Semiconductors & Semiconductor Equipment	6,670,663	—	—	6,670,663
Software	14,786,157	—	—	14,786,157
Specialty Retail	5,527,560	—	—	5,527,560
Technology Hardware, Storage & Peripherals	1,034,663	—	—	1,034,663
Textiles, Apparel & Luxury Goods	6,898,420	—	—	6,898,420
Thrifts & Mortgage Finance	5,090,019	—	—	5,090,019
Tobacco	1,913,525	—	—	1,913,525
Trading Companies & Distributors	118,605	—	—	118,605
Wireless Telecommunication Services	—	—	8,502	8,502
Other Interests	—	—	177	177
Preferred Stocks	—	—	1,639,408	1,639,408
Warrants	—	—	—	—
Short-Term Securities	3,138,006	1,224,205	—	4,362,211

Total	$203,168,439	$1,249,384	$1,667,966	$206,085,789

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$26,705	—	—	$26,705

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

8	BLACKROCK MASTER LLC	AUGUST 31, 2015

Schedule of Investments (concluded)	BlackRock Master Small Cap Growth Portfolio

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of August 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$107,100	—	—	$107,100
Liabilities:
Bank overdraft	—	$(441,640)	—	(441,640)
Collateral on securities loaned at value	—	(1,224,205)	—	(1,224,205)

Total	$107,100	$(1,665,845)	—	$(1,558,745)

During the period ended August 31, 2015, there were no transfers between levels.

BLACKROCK MASTER LLC	AUGUST 31, 2015	9

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

  Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: October 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: October 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: October 23, 2015